summary of significant accounting policies - Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventory
Wireless handsets, parts and accessories	$ 328	$ 375
Costs of goods sold	$ 2,000	$ 2,100